Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

(8)   Leases

Details of leases in the consolidated balance sheet at 31 December 2022 and 2021 are as follows:

Right-of-use assets	Thousands of Euros
	31/12/2022	31/12/2021
Land and buildings	885,050	782,125
Machinery	3,017	5,283
Computer equipment	1,026	2,044
Vehicles	8,459	6,205
	897,552	795,657

Lease liabilities	Thousands of Euros
	31/12/2022	31/12/2021
Non-current	914,588	825,157
Current	102,356	48,567
	1,016,944	873,724

The composition of lease liabilities as of 31 December 2022 and 2021 is shown below. Undiscounted future payments classified on a maturity basis are presented together with the effect of the financial discount:

	Thousands of Euros
	31/12/2022	31/12/2021
Maturity:
Within one year	102,356	85,972
In the second year	97,823	82,923
In the third to fifth years	270,876	224,378
After the fifth year	996,655	872,926
	1,467,710	1,266,199
Discounting effect	450,766	392,475
Total lease liabilities	1,016,944	873,724

Details by maturity of lease liabilities are shown under “Liquidity risk” in note 29.

At 31 December 2022, the Group has recognized an amount of Euros 141,973 thousand related to additions of right-of- use assets (Euros 133,442 thousand at 31 December 2021). Movement at 31 December 2022 and 2021 is included in Appendix IV, which forms an integral part of these notes to the consolidated financial statements.

At 31 December 2022 and 2021, the amounts recognized in the consolidated statement of profit and loss related to lease agreements are:

Right-of-use depreciation	Thousands of Euros
	31/12/2022	31/12/2021
Buildings	72,214	57,901
Machinery	1,983	2,120
Computer equipment	1,432	2,269
Vehicles	4,869	4,430
	80,498	66,720

		Thousands of Euros
	Reference	31/12/2022	31/12/2021
Finance lease expenses	Note 26	45,198	35,786
		45,198	35,786

	Thousands of Euros
	31/12/2022	31/12/2021
Expenses related to short-term contracts	1,739	3,106
Expenses related to low-value contracts	13,435	13,404
Other operating lease expenses	23,820	16,435
	38,994	32,945

At 31 December 2022, the Group has paid a total of Euros 104,287 thousand related to lease contracts (Euros 82,692 thousand at 31 December 2021).

The total amount recognized in the balance sheet corresponds to lease contracts in which the Group is the lessee.